Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of Non-Financial Assets [Line Items]
Total depreciation	$ 22,157	$ 31,690	$ 14,435
Total amortization	57,278	29,856	7,491
Total depreciation and amortization	79,435	61,546	21,926
Employee benefits expense:
Salaries and wages	273,326	201,953	149,506
Variable compensation	33,067	19,260	14,260
Payroll taxes	30,478	20,792	14,250
Share-based payment expense	162,873	137,448	75,480
Defined contribution plan expense	16,839	13,041	10,105
Contractor expense	23,666	16,333	18,352
Other	44,877	34,605	31,946
Total employee benefits expense	585,126	443,432	313,899
Equipment
Disclosure of Non-Financial Assets [Line Items]
Total depreciation	1,214	1,022	762
Computer hardware and software
Disclosure of Non-Financial Assets [Line Items]
Total depreciation	11,543	23,729	9,537
Furniture and fittings
Disclosure of Non-Financial Assets [Line Items]
Total depreciation	1,485	1,016	720
Leasehold improvements
Disclosure of Non-Financial Assets [Line Items]
Total depreciation	7,915	5,923	3,416
Patents and trademarks
Disclosure of Non-Financial Assets [Line Items]
Total amortization	6,990	2,907	31
Customer relationships
Disclosure of Non-Financial Assets [Line Items]
Total amortization	29,100	12,361	55
Acquired developed technology
Disclosure of Non-Financial Assets [Line Items]
Total amortization	$ 21,188	$ 14,588	$ 7,405